Interest and Inflation Income (Details) - Schedule of Bank’s Expenses Classified as Interest Expense - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	$ (1,689,298)	$ (2,147,359)	$ (3,158,478)
Inflation adjustments	(119,628)	(160,672)	(152,464)
Total	(1,808,926)	(2,308,031)	(3,310,942)
Financial liabilities at amortised cost
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	(1,394,877)	(1,590,817)	(1,799,345)
Inflation adjustments	(164,433)	(232,368)	(268,838)
Total	(1,559,310)	(1,823,185)	(2,068,183)
Demand deposits
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	(10,804)	(13,001)	(12,228)
Inflation adjustments	(3,540)	(4,125)	(4,364)
Total	(14,344)	(17,126)	(16,592)
Time deposits and liabilities
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	(754,027)	(932,793)	(1,221,707)
Inflation adjustments	(21,916)	(39,818)	(59,873)
Total	(775,943)	(972,611)	(1,281,580)
Repurchase agreements
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	(102,294)	(46,954)	(47,267)
Inflation adjustments	0	0	0
Total	(102,294)	(46,954)	(47,267)
Interbank loans
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	(210,127)	(264,093)	(235,583)
Inflation adjustments	0	(59)	0
Total	(210,127)	(264,152)	(235,583)
Issued debt instruments
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	(256,201)	(262,769)	(231,211)
Inflation adjustments	(133,021)	(176,071)	(185,870)
Total	(389,222)	(438,840)	(417,081)
Other financial liabilities
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	(61,424)	(71,207)	(51,349)
Inflation adjustments	(5,956)	(12,295)	(18,731)
Total	(67,380)	(83,502)	(70,080)
Lease contracts
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	(10,041)	(7,617)	(3,601)
Inflation adjustments	0
Total	(10,041)	(7,617)	(3,601)
Regulatory capital financial instruments
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	(71,212)	(69,419)	(64,937)
Inflation adjustments	(55,118)	(68,404)	(70,550)
Total	(126,330)	(137,823)	(135,487)
Others equity instruments
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	(30,013)	(31,517)	(28,389)
Inflation adjustments	0
Total	(30,013)	(31,517)	(28,389)
Hedging accounting
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	(183,155)	(447,989)	(1,262,206)
Inflation adjustments	99,923	140,100	186,924
Total	$ (83,232)	$ (307,889)	$ (1,075,282)